Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Sales [Abstract]
Schedule of Cost of Sales
	For the year ended December 31,
	2023	2024	2025	2025
	RM	RM	RM	Convenience Translation USD
Purchases	11,505,970	12,321,935	17,555,560	4,325,629
Commissions	590,587	1,704,750	-	-
Marketing	1,679,862	2,116,150	3,490,773	860,114
Depreciation of plant and equipment	1,292,349	1,624,383	3,496,317	861,480
Software development	574,501	412,000	2,296,705	565,900
Server maintenance	1,463,433	19,053,935	30,340,342	7,475,753
Employee benefit expenses	4,006,075	2,608,275	2,705,764	666,690
Total	21,112,777	39,841,428	59,885,461	14,755,566